Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and consumables	$ 12,565	$ 16,500
Finished goods	53,037	51,382
Total	$ 65,602	$ 67,882